Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.08223%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,532,101.60

Principal:
Principal Collections	$30,561,349.52
Prepayments in Full	$15,943,058.70
Liquidation Proceeds	$284,235.77
Recoveries	$64,563.69
Sub Total	$46,853,207.68
Collections	$51,385,309.28

Purchase Amounts:
Purchase Amounts Related to Principal	$134,872.94
Purchase Amounts Related to Interest	$669.24
Sub Total	$135,542.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,520,851.46

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,520,851.46
Servicing Fee	$909,201.92	$909,201.92	$0.00	$0.00	$50,611,649.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$50,611,649.54
Interest - Class A-2a Notes	$673,625.78	$673,625.78	$0.00	$0.00	$49,938,023.76
Interest - Class A-2b Notes	$471,770.80	$471,770.80	$0.00	$0.00	$49,466,252.96
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$47,561,652.96
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$47,202,312.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,202,312.96
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$47,009,280.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,009,280.21
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$47,009,280.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,009,280.21
Regular Principal Payment	$47,475,666.13	$47,009,280.21	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,520,851.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$47,009,280.21
Total					$47,009,280.21

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,605,946.78	$81.61	$673,625.78	$2.07	$27,279,572.56	$83.68
Class A-2b Notes	$20,403,333.43	$81.61	$471,770.80	$1.89	$20,875,104.23	$83.50
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$47,009,280.21	$29.77	$3,602,369.33	$2.28	$50,611,649.54	$32.05

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$180,839,134.63	0.5547213	$154,233,187.85	0.4731079
Class A-2b Notes	$138,680,317.98	0.5547213	$118,276,984.55	0.4731079
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,007,459,452.61	0.6380606	$960,450,172.40	0.6082879

Pool Information
Weighted Average APR	4.936%	4.946%
Weighted Average Remaining Term	45.55	44.85
Number of Receivables Outstanding	35,314	34,335
Pool Balance	$1,091,042,306.36	$1,043,578,738.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,036,591,610.48	$991,562,752.28
Pool Factor	0.6539535	0.6255046

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$52,015,986.08
Targeted Overcollateralization Amount	$83,594,951.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$83,128,565.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$540,051.07
(Recoveries)		22	$64,563.69
Net Loss for Current Collection Period			$475,487.38
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5230%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3926%
Second Prior Collection Period			0.3427%
Prior Collection Period			0.4753%
Current Collection Period			0.5346%
Four Month Average (Current and Prior Three Collection Periods)			0.4363%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		934	$3,864,469.56
(Cumulative Recoveries)			$261,592.43
Cumulative Net Loss for All Collection Periods			$3,602,877.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2160%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,137.55
Average Net Loss for Receivables that have experienced a Realized Loss			$3,857.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	242	$9,808,134.98
61-90 Days Delinquent	0.18%	40	$1,854,479.98
91-120 Days Delinquent	0.05%	15	$546,999.39
Over 120 Days Delinquent	0.01%	6	$152,022.53
Total Delinquent Receivables	1.18%	303	$12,361,636.88

Repossession Inventory:
Repossessed in the Current Collection Period		23	$1,170,280.93
Total Repossessed Inventory		47	$2,224,751.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1523%
Prior Collection Period			0.1784%
Current Collection Period			0.1777%
Three Month Average			0.1695%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2447%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	74	$3,527,088.99
2 Months Extended	99	$4,429,225.99
3+ Months Extended	25	$1,069,557.18

Total Receivables Extended	198	$9,025,872.16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer